Other information	12 Months Ended
Dec. 31, 2021
Other information
Other information
35	Other information
a.	In the year ended on December 31, 2021, the events and the conditions generated by the dissemination of the new Coronavirus (COVID-19) and by the measures implemented to contain and/or retard the virus propagation resulted in new and increased levels of uncertainties and risks for the Group. Due to COVID-19, a series of decisions were taken to keep the quality of the provided services and to assure the safety of the institution clients, employees and suppliers.
b.	Weak macroeconomic fundamentals, such as unemployment, inflation and growth, coupled with the market slowdown caused by the COVID-19 pandemic, had a negative impact on our business, mainly in the form of:
◾	liquidity restrictions and reduced access to financing;
◾	reduction in the volumes transacted on debit and/or credit cards;
◾	an increase in the risks associated with the corporate debt market, including those resulting from increased default, renegotiations of existing debt contracts and possible claims of force majeure;
◾	reductions in Assets under Management, or AuM, and Assets under Administration, or AuA, as a result of lower customer appetite for risk;
◾	restrictions on certain business activities that may impact us as well as our employees, suppliers, customers, counterparties and other business partners, thus affecting our operations and our customers’ ability to conduct business and fulfill their obligations to us; and
◾	an increase in our investments and expenses in cyber security and information security and in measures to reduce operating risks such as expanding the remote work infrastructure or home office.